Equity - Narrative (Details) € / shares in Units, € in Thousands, $ in Millions	1 Months Ended				12 Months Ended
	Oct. 31, 2022 EUR (€) shares	Oct. 31, 2022 USD ($) shares	Jun. 30, 2022 EUR (€) € / shares shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) shares		Dec. 31, 2021 EUR (€) [2]
Disclosure of classes of share capital [line items]
Issue of equity | €						€ 185,996	[1]	€ 164,158
Number of ordinary shares issued (in shares) | shares					0	30,549,761
Par value per share (in euro per share) | € / shares					€ 0.15
Proceeds from issue of ordinary shares	€ 102,900	$ 99.9
Number of shares authorised (in shares) | shares					9,919,432	7,267,281
Maximum capital increase authorised | €					€ 5,200
Pfizer Inc. | Equity subscription agreement
Disclosure of classes of share capital [line items]
Issue of equity			€ 90,600	$ 95.0
Par value per share (in euro per share) | € / shares			€ 9.49
Share capital
Disclosure of classes of share capital [line items]
Issue of equity | €						€ 4,582	[1]	€ 1,998
Number of ordinary shares issued (in shares) | shares	21,000,000	21,000,000	9,549,761	9,549,761

[1]	Capital Increase includes the cost of transactions, net of tax.
[2]	Capital Increase includes the cost of transactions, net of tax.